Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Computer equipment	33,150	40,908	6,419
Office building	4,697	4,915	771
Office building related facility, machinery and equipment	2,442	3,834	602
Vehicles	204	291	46
Office equipment	971	1,223	192
Leasehold improvements	386	496	78
Construction in progress	454	688	108

	42,304	52,355	8,216
Accumulated depreciation and impairment	(24,796)	(29,328)	(4,603)

	17,508	23,027	3,613